RISK MANAGEMENT POLICIES - Sensitivity to reasonably possible additional variation in interest rates for next year (Details) - Interest rate risk - ARS ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk
Decrease in the interest rate	$ 754,872,000	$ (19,636,959,000)
Increase in the interest rate	$ (1,205,247,000)	$ 18,760,443,000
Argentina, Pesos
Interest rate risk
Decrease in the interest rate	4.00%	4.00%
Increase in the interest rate	4.00%	4.00%
US Dollar
Interest rate risk
Decrease in the interest rate	2.00%	2.00%
Increase in the interest rate	2.00%	2.00%